Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payment [Abstract]
Schedule of Fair Value of the Options Granted

The fair value of the options granted, as above, was estimated using the Black and Scholes model. The parameters used in calculating the model were as follows:

	2024 grants	2023 grants	2022 grants

Price per share	NIS 0.22-0.93	NIS 0.87 - 1.05	NIS 1.477
Exercise price	NIS 0.258-0.837	NIS 0.93 - 1.09	NIS 1.639
Expected volatility (%)	119.85%	112.28 - 116.03	46
Expected term (in years)	6.25	6.25	10
Risk-free interest (%)	4.5	4.5	2.97
Expected dividend rate (%)	-	-	-

Schedule of the Compensation Cost Related to all of the Company’s Equity-Based Awards

The total compensation cost related to all of the Company’s equity-based awards recognized during the years ended December 31, 2024, 2023 and 2022 was comprised as follows:

	Year ended December 31,
	2024	2023	2022
Research and development	145	354	362
Sales and marketing	-	-	-
General and administrative	453	624	795
Total	598	978	1,157

Schedule of Share-Based Payment

The following table presents additional information relating to the share-based payment under the Plan:

	2024		2023		2022
	Number of options	Weighted average of the exercise price	Number of options	Weighted average of the exercise price	Number of options	Weighted average of the exercise price

Outstanding at the beginning of the year	1,805,230	5.55	1,826,519	5.74	795,519	10.61
Granted (*)	194,500	0.47	291,000	1.021	1,031,000	1.639
Forfeited	(235,876)	1.82	(312,289)	2.59	-	-
Exercised (*)	-	-	-	-	-	-
Outstanding at the end of the year	1,763,854	5.54	1,805,230	5.55	1,826,519	5.74
Exercisable at the end of the year	1,227,722	7.43	982,967	7.98	651,277	8.81

(*)	Excluding grant of 900,000 RSUs to the Company’s CEO during 2023, and exercise of 360,000 and 90,000 RSUs during 2024 and 2023, respectively. See Notes 12A and 13C6 above.